Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
6. Share-based payments

Significant accounting judgements and estimates
For cash-settled share-based payment instruments issued to B-BBEE shareholders, the measurement of the share-based payment obligations depend on various key inputs. These include estimates of future cash flows, which depend on inputs such as production profiles, future metal prices, exchange rates, loan repayments as well as estimates of appropriate discount rates. Changes in key inputs may result in changes in the recognised share-based payment obligations and are therefore regarded as significant judgements and estimates.
Accounting policy
Equity-settled share-based payments
The Group operates equity-settled compensation plans in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the relevant equity instruments granted, taking into account the terms and conditions upon which those equity-settled instruments were granted. The fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Service and non-market performance conditions are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.
The grant date fair value of the equity-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
Cash-settled share-based payments
The Group also operates cash-settled compensation plans in which certain employees of the Group participate. These awards entitle the participants to cash payments based on a relevant share price. The fair value of the cash-settled instruments is measured by reference to the fair value of the underlying shares using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted.
The grant date fair value of the cash-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to the share-based payment expense. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
The Group also issued cash-settled instruments to B-BBEE shareholders in terms of the Rustenburg operation B-BBEE transaction (see note 6.5) and the Marikana B-BBEE transaction (see note 6.6). The fair value of these instruments are determined using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability. There are no vesting conditions and fair value changes are recognised as part of gains or losses on financial instruments in profit or loss.
Modifications to share-based payment schemes
Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

6.1 Equity-settled share-based payments — Sibanye-Stillwater
On 21 November 2012, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye Gold Limited (SGL) 2013 share plan (2013 Share Plan) with effect from the date of the listing of SGL. The 2013 Share Plan provided for two methods of participation, namely Bonus Shares and Performance Shares. This plan sought to attract, retain, motivate and reward participating employees on a basis which seeks to align the interest of such employees with those of the shareholders. On 23 May 2017, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye-Stillwater 2017 share plan (2017 Share Plan) on essentially similar terms to the previous 2013 Share Plan. At the annual general meeting on 30 May 2018, the directors of Sibanye-Stillwater were authorised to issue and allot all or any of such shares required for the 2017 Share Plan, up to a maximum not exceeding 86,748,850 shares. Under the 2017 Share Plan, an individual participant’s awards were limited to an aggregate 8,674,885 shares. From the implementation of a scheme of arrangement (see note 26), any awards vesting under the equity-settled share plans are settled in the Company’s shares. The 2017 Share Plan was replaced by the 2020 cash-settled plan (2020 Share Plan) as well as subsequent plans for all awards issued from March 2020 (see note 6.3).
Bonus Shares — as part of the short-term incentive
The Remuneration Committee makes an annual award of Bonus Shares to eligible participants as a share-based component of the short-term incentive scheme, with the last awards granted in 2019.
The total annual bonus was determined by reference to the actual performance ratings of individuals against predetermined targets for the preceding cycle and comprised of cash plus the face value of restricted Bonus Shares in the ratio of 60:40.
In other words, 40% of the annual bonus was awarded using the Company’s shares as the “currency”, as opposed to cash, access to which is deferred. As such, the Bonus Shares vest in two equal tranches, nine months and 18 months after the award date. Except for the right to dispose of the shares, participants have full shareholder rights in the unvested Bonus Shares during the restricted period, including the right to receive dividends.
The number of shares awarded is determined by dividing the face value of the Bonus Shares portion of the annual bonus by the volume-weighted average price (VWAP) of the Company’s shares over the three days immediately prior to the award date.
Performance Shares — for the long-term incentive
The Remuneration Committee made an annual award of Performance Shares to eligible participants as part of its long-term incentive scheme. The last of these awards were granted in 2019. The number of Performance Shares awarded to an employee was based on the employee’s annual guaranteed pay and job grade combined with a factor related to the employee’s assessed performance rating for the prior year and using the relevant share price calculation (as for the Bonus Shares) at the award date, with ultimate vesting of those awards subject to performance conditions as approved by the Remuneration Committee.
Essentially, the number of shares that vest depends on the extent to which Sibanye-Stillwater has performed over the intervening three year period relative to two performance criteria, Total Shareholder Return (TSR) and Return on Capital Employed (ROCE). These are among the most widely acceptable vesting performance measures suited to aligning the outcome of long-term share incentive awards with shareholders’ interests.
In addition, at the sole discretion of the Remuneration Committee, up to 20% of the determined number of vesting shares using the two performance criteria is liable to forfeiture in the event of any extreme environmental, social, and governance (ESG) incidents occurring during the vesting period.
The details of these two performance conditions are provided below.
Total Shareholder Return (TSR) — 70% Weighting
TSR has been widely recognised as an appropriate indicator of shareholder value creation. It is used extensively internationally and increasingly in South Africa, sometimes as a single metric but most often as one of two or three weighted performance metrics. In some company share plans, an absolute target is set, but more often it is referenced in relation to the company’s share price relative to those of a group of peers or ‘comparator companies’.
In Sibanye-Stillwater’s case, the TSR element is measured against a benchmark of eight peer group mining and resource companies that can be deemed to collectively represent an alternative investment portfolio for Sibanye-Stillwater’s shareholders (Peer Group). The Peer Group comprises similar market capitalisation companies that are reflective of the expected positioning of Sibanye-Stillwater over the medium term as a value driven multi-commodity resources company with a specific focus on gold and platinum.
The Peer Group is set out in the table below.

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited
African Rainbow Minerals Limited
Sibanye-Stillwater’s TSR over the vesting period is compared with the Peer Group TSR curve constructed on a market capitalisation weighted basis. The annualised TSR over the vesting period (TSRANN) is determined for each of the companies in the Peer Group. The Peer Group companies are sorted from lowest to highest TSRANN. The average market capitalisation based on daily closing price is determined for each company, and each peer company is assigned its proportion of the overall average market capitalisation of the Peer Group. The peer company TSR curve is plotted at the midpoint of each company’s percentage of Peer Group market capitalisation on a cumulative basis above the worse performing companies in the Peer Group. In the event that one or more of the peer companies become ineligible for comparison, a peer company curve based on the companies remaining in the Peer Group is utilised.
The cumulative position of Sibanye-Stillwater’s TSRANN is then mapped onto the TSR curve for the Peer Group to determine the percentile at which Sibanye-Stillwater performed over the vesting period. The performance curve governing vesting is set out in the table below with linear interpolation applied between the indicated levels.

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%
Return On Capital Employed (ROCE) — 30% Weighting
ROCE is a profitability metric that measures how efficiently a company generates profits from its capital employed. There is an increased focus on measuring the returns earned by businesses on the capital deployed by shareholders over and above the steady low risk returns typically available on financial markets.
For Sibanye-Stillwater, ROCE is evaluated against the company’s cost of equity (Ke). A minimum threshold on the performance scale for ROCE is set as equalling the cost of equity, Ke, which would lead to the ROCE element contributing 0% towards the performance condition. Delivering a return that exceeds Ke by 6% or more would be regarded as a superior return representing the maximum 100% on the performance scale and full vesting in respect of the ROCE element. The performance curve governing vesting is set out in the table below, with linear interpolation between the indicated levels.

ROCE element of performance condition Annual ROCE	% vesting
≤Ke	0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%
The overall vesting is determined by applying the TSR performance condition to 70% of awarded shares element and the ROCE performance condition to 30% of awarded shares – plus any further discretionary reduction in the award based on the Remuneration Committee’s judgement regarding ESG issues mentioned above.
Valuation model and inputs
A Monte Carlo Simulation model was used to value equity-settled share-based payment awards in the past. Since the last equity-settled awards were made in 2019, there are no new valuation inputs to disclose.
Share awards granted, exercised and forfeited under the 2017 Share Plan

Performance shares				Bonus shares
2020	2021	2022	Number of instruments	2022	2021	2020
68,236,442	62,597,425	25,199,516	Outstanding at beginning of the year	—	—	2,582,489
			Movement during the year:
—	—	—	Granted during the year	—	—	—
(1,005,668)	(32,299,213)	(21,823,219)	Vested	—	—	(2,541,680)
(4,633,349)	(5,098,696)	(2,965,940)	Forfeited	—	—	(40,809)
62,597,425	25,199,516	410,357	Outstanding at end of the year[1]	—	—	—
[1] The balance at 31 December 2022 is subject to the ROCE performance condition to be measured in H1 2023
Share awards granted, exercised and forfeited under the 2013 Share Plan

Performance shares				Bonus shares
2020	2021	2022	Number of instruments	2022	2021	2020
11,157,460	—	—	Outstanding at beginning of the year	—	—	—
Movement during the year:
—	—	—	Granted during the year	—	—	—
(5,055,647)	—	—	Vested	—	—	—
(6,101,813)	—	—	Forfeited	—	—	—
—	—	—	Outstanding at end of the year	—	—	—
Directors' and prescribed officers' equity-settled instruments
The directors and prescribed officers of Sibanye-Stillwater held the following equity-settled instruments at 31 December 2022:

	2021	Instruments granted	Equity-settled instruments vested during the year			Instruments forfeited	2022
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)[1]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	2,926,591	—	2,294,915	70.72	162,303,764	631,676	—
Charl Keyter	1,276,041	—	1,000,620	70.22	70,265,037	275,421	—
Prescribed officers
Dawie Mostert	708,333	—	555,446	70.22	39,004,251	152,887	—
Themba Nkosi	662,698	—	519,661	70.22	36,491,375	143,037	—
Richard Stewart	832,221	—	652,594	70.22	45,826,130	179,627	—
Robert van Niekerk	1,169,008	—	916,689	70.22	64,371,277	252,319	—
[1] Amounts represent earnings taxable in the hands of the participants in line with South African and US income tax legislation. For JSE listed shares, the proceeds were calculated by taking the average bulk trade sales prices of the shares multiplied by the number of vested units and for ADRs, the ADR price on the day prior to the vesting date, multiplied by the number of vested units translated at the average rate of R16.37
[2] Numbers include American Depositary Receipts (ADRs) and JSE listed shares and as a result of the dual service contract
6.2 Equity-settled share-based payments - DRDGOLD
On 2 December 2019, the shareholders of DRDGOLD approved a new equity-settled long-term incentive scheme (DRDGOLD LTI Scheme) to replace the cash-settled long-term incentive scheme established in November 2015. Under the DRDGOLD LTI Scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest three years after grant date and will be settled in the form of DRDGOLD shares at a zero-exercise price.
The first grant was made on 2 December 2019. 50% of the grant vested on 2 December 2021 and the remaining 50% vested on 2 December 2022. Subsequent grants under the DRDGOLD LTI Scheme were made on 22 October 2020, 20 October 2021 and 19 October 2022. These grants will vest on their respective third anniversaries to the extent that performance conditions have been met.
The key conditions are as follows:
•Retention shares: 100% of the retention shares will vest if the employee remains in the employ of DRDGOLD at vesting date and individual performance criteria are met.
•Performance shares: Vesting is dependent on a total shareholder return measure referencing DRDGOLD’s weighted average cost of capital and considering a peer group of companies.
6.3 Cash-settled share-based payments — Sibanye-Stillwater
2020, 2021 and 2022 Share Plans
With effect from the March 2020 remuneration cycle, long-term incentive awards are made on a cash-settled basis rather than equity- settled. This includes awards of both Forfeitable Share Units (FSUs) and Conditional Share Units (CSUs) (previously referred to as Bonus Shares and Performance Shares awards under the equity-settled schemes).
Apart from the change in manner of settlement to cash, the terms and conditions of 2020 Share Plan are the same as the 2017 Share Plan. The FSUs have the same terms as the previous Bonus Shares and CSUs have the same terms as the previous Performance Shares. The value of the cash settlement is therefore the same as the value of the shares that would have vested according to the rules in previous arrangements. The equity-settled awards were not impacted by the cash-settled share plans.
Revisions were introduced to cash-settled awards from the March 2021 remuneration cycle for new awards granted. The 2021 Share Plan is similar to the 2020 Share Plan as it remains cash-settled, consists of FSU and CSU awards and contain the same service conditions as the 2020 Share Plan. However, key revisions include updated peer companies, changes in the assessment of the total shareholders’ return (TSR) performance condition, introduction of an ESG performance condition and a change from return on capital employed (ROCE) to a return on invested capital (ROIC) performance condition. The weighting of the performance conditions for the TSR, ESG and ROIC measures are 50%, 20% and 30% respectively. The performance conditions also have super-stretch targets that could result in vesting of up to 250% of the relevant weighting if the target is achieved.
The key terms of each performance condition relating to the 2021 Share Plan is as follows:
•TSR: The performance condition is similar to the 2020 Share Plan, except that it is measured on a weighted average basis following an index-like approach. Both platinum and gold companies are included in the peer group and performance is measured over the three year measurement period. In selecting the appropriate peer companies, factors such as market capitalisation, geographical exposure, listing on multiple exchanges as well as gold and platinum commodity exposure were taken into account.
•ROIC: Like ROCE, ROIC is a capital efficiency measure which calculates how efficiently the Group allocates its controllable capital to profitable investments. It provides an indication of the Group’s quality of earnings with reference to the risk categorisation of its underlying asset portfolio. ROIC will be calculated on an annualised basis over the three year vesting period as net operating profit after tax divided by invested capital, which is defined as total assets less current liabilities less cash.
•ESG: Performance will be assessed over the three year performance period using an ESG scorecard, applicable to each year of the performance period. The performance condition on vesting will be determined as the average performance over the three years.
Further revisions were introduced to cash-settled awards from the March 2022 remuneration cycle for new awards granted (2022 Share Plan). The 2022 Share Plan is similar to the 2021 Share Plan as it remains cash-settled, consists of FSU and CSU awards, contains the same service conditions, performance conditions, performance condition weightings and peer companies. Key revisions include the replacement of the ESG override with additional malus and clawback triggers and the deferral of the settlement of FSU dividend equivalents until vesting. In addition, for CSU awards, trailing years are being phased into the performance period with awards in 2022 having one trailing year for measurement purposes, which increases to two trailing years from the 2023 award cycle. For example, performance conditions relating to the 2022 award cycle will include 2021, 2022, 2023 and 2024 as the performance period to measure the value of the awards upon vesting.
Minimum Shareholding Requirement Plan
The Minimum Shareholding Requirement Plan (MSR Plan) is aimed at encouraging executive leadership and senior management (Senior Vice President level or above) to have personal exposure to the Group’s share price through the holding of Shares and/or American Depositary Shares (ADRs) in the Group, thus reinforcing the alignment to shareholder interests. The MSR Plan will reward commitment of personal shares through the award of Matching Share Units (MSUs).
To qualify for the award of MSUs, participants must achieve the target minimum shareholding of between 100% and 200% of their deemed guaranteed remuneration expressed in shares and/or ADRs. The target minimum shareholding must be satisfied through committed shares. Each committed share qualifies for one MSU once the target minimum shareholding is reached (1:1 ratio). Other than the requirement to hold committed shares for the vesting period, the MSR Plan has the same terms as the 2022 Share Plan.
Total Shareholder Return (TSR) — 50% Weighting
The peer companies under the 2021 and 2022 Share Plans and MSR Plan relating to the TSR performance condition are as follows:

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Fresnilo Plc
Harmony Gold Mining Company Limited
Kinross Gold Corporation
Awards granted, exercised and forfeited under the 2020 Share Plan

Conditional Share Units				Forfeitable Share Units
2020	2021	2022	Number of units	2022	2021	2020
—	15,319,984	13,754,209	Outstanding at beginning of the year	53,868	950,220	—
			Movement during the year:
16,199,788	10,814	—	Granted during the year	—	125,693	1,985,819
(10,891)	(351,069)	(206,462)	Vested	(35,913)	(997,390)	(965,294)
(868,913)	(1,225,520)	(969,573)	Forfeited	—	(24,655)	(70,305)
15,319,984	13,754,209	12,578,174	Outstanding at end of the year	17,955	53,868	950,220
Awards granted, exercised and forfeited under the 2021 Share Plan

Conditional Share Units				Forfeitable Share Units
2020	2021	2022	Number of units	2022	2021	2020
—	—	3,445,487	Outstanding at beginning of the year	696,314	—	—
			Movement during the year:
—	3,672,565	32,618	Granted during the year	—	1,510,599	—
—	—	(52,356)	Vested	(673,849)	(722,474)	—
—	(227,078)	(144,171)	Forfeited	(22,465)	(91,811)	—
—	3,445,487	3,281,578	Outstanding at end of the year	—	696,314	—
Awards granted, exercised and forfeited under the 2022 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2020	2021	2022	Number of units	2022	2021	2020
—	—	—	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	7,401,740	Granted during the year	1,410,614	—	—
—	—	(5,967)	Vested	(678,252)	—	—
—	—	(199,029)	Forfeited	(61,840)	—	—
—	—	7,196,744	Outstanding at end of the year	670,522	—	—
[1] Includes matching share units under the MSR plan with effect from the March 2022 remuneration cycle
Valuation model and inputs
At each reporting date, on vesting date and on settlement date, the liability for the cash payment relating to the FSUs, CSUs and MSUs awarded is measured/ remeasured at fair value. Similar to the equity-settled schemes, a Monte Carlo Simulation model was used to value cash-settled share-based payment awards. The inputs to the valuation model for share awards granted were as follows:

Conditional and matching Share Units				Forfeitable Share Units
2020	2021	2022	MONTE CARLO SIMULATION	2022	2021	2020
70.10	44.29 - 68.56	48.29 - 52.15	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	n/a	n/a	n/a
3	1 - 3	0.17 - 3	Expected term (years)	n/a	n/a	n/a
36	14 - 36	2 - 36	Expected term (months)	9 - 18	9 - 18	9 - 18
7.82	4.62 - 8.99	7.45 - 17.83	Expected dividend yield (US/SA) %	54.24/11.14	27.67/6.39	12.92/6.66
3.62	4.81 - 5.68	7.16 - 7.82	Risk-free interest rate (US/SA) %	2.48/7.55	0.56/4.35	0.14/3.40
R60.00	R49.10	R44.72	Weighted average share price (ADR/JSE)	US$10.66/R44.72	US$12.54/R49.10	US$15.89/R60
40.38	29.95	23.69	Weighted average fair value (SA rand)	49.95	53.14	67.72
Directors' and prescribed officers’ cash-settled instruments
The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2022:

	2021	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2022
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	1,939,548	1,470,189	98,327	41.01	4,032,208	—	3,311,410
Charl Keyter	884,319	438,923	50,923	41.87	2,131,921	—	1,272,319
Prescribed officers
Charles Carter	—	148,732	—	—	—	—	148,732
Mika Seitovirta	—	116,231	—	—	—	—	116,231
Dawie Mostert	479,688	274,999	29,677	42.06	1,248,269	—	725,010
Themba Nkosi	382,997	257,187	26,387	42.18	1,113,018	—	613,797
Richard Stewart	529,455	523,362	32,898	42.54	1,399,582	—	1,019,919
Laurent Charbonnier	236,555	296,972	63,197	45.61	2,882,516	—	470,330
Lerato Legong	211,707	117,569	19,469	43.12	839,427	—	309,807
Robert van Niekerk	772,549	388,819	41,460	41.70	1,728,706	—	1,119,908
[1] Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
[2] Numbers include ADRs and JSE listed shares as a result of the dual service contract
6.4 Cash-settled share-based payments — DRDGOLD
DRDGOLD’s outgoing cash-settled long-term incentive scheme (Cash-settled LTI Scheme) consisted of a grant made in November 2015 with a finite term of five years. No top-up awards were made as the awards vested. The awards were issued at an exercise price of nil and vested in three tranches of 20%, 30% and 50% on the 3rd, 4th and 5th anniversaries respectively, subject to individual service and performance conditions being met. The awards were settled at the seven day volume weighted average price of the DRDGOLD share. The last tranche of the November 2015 grant vested during November 2020. The outgoing Cash-settled LTI Scheme was replaced by the DRDGOLD LTI Scheme (see note 6.2 above).
6.5 Cash-settled share-based payments — Rustenburg B-BBEE transaction
In terms of the Rustenburg operation transaction, a 26% equity stake in SRPM was acquired by the B-BBEE SPV (the Rustenburg B-BBEE Transaction) by a vendor financed facility from Sibanye Platinum Proprietary Limited (Sibanye Platinum), on the following terms:
•Interest at up to 0.2% above Sibanye-Stillwater’s highest cost of debt. Once the capped amount is reached, interest ceases to accrue so that the capped amount is not exceeded. However, once the facility reduces below R3.5bn, interest starts to accrue again
•Post payment of the annual deferred payment to Rustenburg Platinum Mines Limited (RPM) and in respect of any repayment by SRPM of shareholder loans or the distribution of dividends, 74% will be paid to Sibanye Platinum and 26% to B-BBEE SPV
•Of the 26% payment to B-BBEE SPV, 85% will be used to service the facility owing by B-BBEE SPV to Sibanye Platinum
•The remaining 15% of any such payment or 100%, once the facility owing by B-BBEE SPV to Sibanye Platinum is repaid, will be declared by B-BBEE SPV as a dividend to the B-BBEE SPV shareholders
•The facility will be capped at R3,500 million
The IFRS 2 expense is based on 44.8% of the 26% interest relating to Bakgatla-Ba-Kgafela Investment Holdings and Siyanda Resources Proprietary Limited, as the Rustenburg Mine Community Trust and Rustenburg Mine Employees Trust are controlled and consolidated by Sibanye-Stillwater. The calculation of the expense and obligation relating to 44.8% interest is based on the expected discounted future cash flows of the expected PGM reserves and costs to extract the PGMs.
6.6 Cash-settled share-based payments — Marikana B-BBEE transaction
Effective 13 April 2021, the Group restructured the previously highly indebted Lonmin Limited (changed to Sibanye UK Limited on 25 March 2021) B-BBEE structure in relation to WPL and EPL (collectively referred to as “Marikana”), so as to ensure the sustainability of the B-BBEE shareholding in Marikana and facilitate the realisation of value to the B-BBEE shareholders (Restructuring Transaction).
The Restructuring Transaction resulted in the cancellation of the previous preference share funding provided to a special purpose vehicle (Phembani SPV) held by the Phembani Group Proprietary Limited group (Phembani Group). As replacement, the Group subscribed for new preference shares at a nominal amount in Phembani SPV. These preference shares will earn dividends capped to R2.6 billion and will be funded through 90% of the dividends attributable to the Phembani Group as and when paid by Marikana. In addition, while the Sibanye UK Limited (Sibanye UK) loans to WPL are still outstanding, REO will subscribe for additional preference shares as an additional funding mechanism to ensure Phembani SPV receives a minimum level of cash flows (as determined in terms of a formula).
The new arrangement provides the Marikana shareholders with access to distributable Marikana profits in the short and medium term through the introduction of a 10% trickle dividend while any Marikana shareholder loans or loans from Sibanye UK to WPL are outstanding. Once the loans from Sibanye UK have been settled and while there are no Marikana shareholder loans outstanding, the Marikana shareholders will have a right to participate fully in their attributable portion of Marikana’s dividends over the remaining life-of-mine. However, a 90% portion of the Phembani Group’s attributable dividends will continue to be applied against the preference dividends until the preference shares have been redeemed.
The obligations to pay dividends to entities controlled by the Group, being REO and the Marikana Trusts, eliminate on consolidation. At the effective date, the Restructuring Transaction resulted in the Group recognising the following liabilities:
•Cash-settled share-based payment obligation under IFRS 2 Share-based Payment (IFRS 2) amounting to R404 million (see table below)
•Marikana dividend obligation under IFRS 9 Financial Instruments (IFRS 9) amounting to R1,146 million (see note 22.2)
Marikana’s obligation to pay dividends to the Phembani Group through an intermediate company holding structure, is recognised as a cash-settled share-based payment liability measured at fair value. Changes in fair value is recognised in profit or loss.
The following assumptions were applied in the 31 December 2022 calculation:

		2022	2021	2020
Long-term PGM (4E) basket price	R/4Eoz	26,397	23,957	—
Real discount rate — South Africa	%	15.0 - 15.2	13.2	—
Inflation rate — South Africa	%	6.5	6.0	—
Life-of-mine	years	19 - 49	18 - 50	—
6.7 Cash-settled share-based payments obligations
The following table shows a reconciliation of the total cash-settled share-based payment obligation of the Group for the year ended 31 December 2022:

Figures in million – SA rand	Notes	2022	2021	2020
Reconciliation of the cash-settled share-based payment obligations
Balance at beginning of the year		2,887	1,628	1,425
Share-based payment obligation on acquisition of subsidiary	16.1	14	—	—
Cash-settled share-based payments expense[1]		233	232	353
Fair value loss on initial recognition of Marikana B-BBEE cash-settled share-based payment obligation	6.6, 7	—	404	—
Recognised on deconsolidation of subsidiary[2]		251	—	—
Fair value loss on obligations[3]	7	2,155	860	129
Cash-settled share-based payments paid[4]		(272)	(240)	(275)
Foreign currency translation		7	3	(4)
Balance at end of the year		5,275	2,887	1,628
Reconciliation of the cash-settled share-based payment obligations in the Group
Cash-settled share-based payment — Rustenburg B-BBEE transaction		3,112	2,067	1,468
Cash-settled share-based payment — Marikana B-BBEE transaction		1,732	560	—
Cash-settled share-based payment — Employee incentive schemes		431	260	160
Balance at end of the year		5,275	2,887	1,628
Current portion of cash-settled share-based payment obligations		(284)	(58)	(33)
Non-current portion of cash-settled share-based payment obligations		4,991	2,829	1,595
[1] Included in the amount is a cash-settled share-based payment expense for the year ended 31 December 2022 relating to the 2020, 2021, 2022 and MSR Share Plans amounting to R194 million (2021: R232 million relating to the 2020 and 2021 Share Plan). For the year ended 31 December 2020, the expense includes cash-settled share-based payment expenses of Stillwater of R1 million and DRDGOLD Limited of R128 million, with the remainder of 2020 relating to the 2020 Share Plan. Also included in the cash-settled share-based payment obligation for the year ended 31 December 2022 is R39 million related to Keliber which is capitalised
[2] The movement is a cash-settled share-based payment obligation recognised of R251 million due to the deconsolidation of the Bapo Trust (see note 8.1). The deconsolidation was as a result of significant changes in the Bapo Trust deed, which resulted in joint control over the relevant activities of the Bapo Trust for the Group. The deconsolidation resulted in a total loss on deconsolidation of R309 million recognised in Other costs (see note 8.1). The total loss on deconsolidation consists of the loss upon recognition of the R251 million cash-settled share-based payment obligation and the derecognition of cash and cash equivalents of R58 million held by the Bapo Trust
[3] The fair value loss relates to the Rustenburg and Marikana B-BBEE transactions amounting to R1,190 million (2021: R671 million, 2020: R129 million) and R965 million (2021: R189 million), respectively, and is included in the loss on financial instruments in profit or loss
[4] Payments made during the year relate to vesting of cash-settled awards to employees, payments made on the Rustenburg and Marikana B-BBEE transactions
6.8 Share-based payment expenses
Share based payment expenses for the year consisted of the following:

Figures in million – SA rand	Notes	2022	2021	2020
Sibanye-Stillwater 2020 Share Plan, 2021 Share Plan and 2022 Share Plan (cash-settled scheme)	6.3	(194)	(232)	(226)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	(5)	(132)	(145)
DRDGOLD (equity-settled scheme)	6.2	(19)	(19)	(13)
DRDGOLD (cash-settled scheme)	6.4	—	—	(128)
Total share-based payment expense		(218)	(383)	(512)
Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[1]		(194)	(232)	(354)
Equity-settled share-based payment expense		(24)	(151)	(158)
Total share-based payment expense		(218)	(383)	(512)
[1] Included in the cash-settled share-based payment expense for the year ended 31 December 2022 are grant date fair value losses of R507 million (2021: R267 million, 2020: R122 million) and fair value gains after grant date of R313 million (2021: R35 million, 2020: fair value losses after grant date of R232 million) relating to the 2020, 2021, 2022 and MSR Share Plans